UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Global High Income Bond Fund

Investor Class (RPIHX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Investor Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$615,193
Number of Portfolio Holdings	296
Table Summary

Portfolio Turnover Rate	51.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	86.1%
Bank Loans	10.6
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Petroleos Mexicanos	2.4%
Discovery Global Holdings	1.2
Venture Global Holdings	1.1
Jane Street Group	1.1
Veon Midco	0.9
Akbank	0.9
HA Sustainable Infrastructure Capital	0.9
Absa Group	0.8
Advance Auto Parts	0.8
Asurion	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F36-053 8/26

Global High Income Bond Fund

Investor Class (RPIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Global High Income Bond Fund

Advisor Class (PAIHX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Advisor Class	$48	0.96%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$615,193
Number of Portfolio Holdings	296
Table Summary

Portfolio Turnover Rate	51.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	86.1%
Bank Loans	10.6
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Petroleos Mexicanos	2.4%
Discovery Global Holdings	1.2
Venture Global Holdings	1.1
Jane Street Group	1.1
Veon Midco	0.9
Akbank	0.9
HA Sustainable Infrastructure Capital	0.9
Absa Group	0.8
Advance Auto Parts	0.8
Asurion	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F236-053 8/26

Global High Income Bond Fund

Advisor Class (PAIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Global High Income Bond Fund

I Class (RPOIX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - I Class	$30	0.60%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$615,193
Number of Portfolio Holdings	296
Table Summary

Portfolio Turnover Rate	51.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	86.1%
Bank Loans	10.6
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Petroleos Mexicanos	2.4%
Discovery Global Holdings	1.2
Venture Global Holdings	1.1
Jane Street Group	1.1
Veon Midco	0.9
Akbank	0.9
HA Sustainable Infrastructure Capital	0.9
Absa Group	0.8
Advance Auto Parts	0.8
Asurion	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F536-053 8/26

Global High Income Bond Fund

I Class (RPOIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIHX Global High Income
Bond Fund
PAIHX Global High Income
Bond Fund–
.
Advisor Class
RPOIX Global High Income
Bond Fund–
.
I Class

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8.82 $ 8.62 $ 8.49 $ 7.97 $ 9.94 $ 10.17
Investment
activities
Net investment
income
(1)(2)
0.28 0.56 0.57 0.55 0.48 0.47
Net realized and
unrealized gain/
loss (0.12) 0.22 0.13 0.52 (1.64) (0.16)
Total from
investment
activities 0.16 0.78 0.70 1.07 (1.16) 0.31
Distributions
Net investment
income (0.28) (0.58) (0.57) (0.44) (0.49) (0.46)
Net realized gain — — — — (0.32) (0.08)
Tax return of
capital — — — (0.11) — —
Total distributions (0.28) (0.58) (0.57) (0.55) (0.81) (0.54)
NET ASSET
VALUE
End of period $ 8.70 $ 8.82 $ 8.62 $ 8.49 $ 7.97 $ 9.94

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1.89% 9.29% 8.51% 13.93% (11.83)% 3.05%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.82%
(4)
0.81% 0.86% 0.94% 0.96% 0.90%
Net expenses
after waivers/
payments by
Price Associates 0.75%
(4)
0.75% 0.75% 0.76% 0.75% 0.78%
Net investment
income 6.58%
(4)
6.47% 6.67% 6.76% 5.46% 4.61%
Portfolio turnover
rate 51.5% 57.8% 45.6% 51.7% 45.2% 63.2%
Net assets, end
of period (in
thousands) $191,006 $194,554 $124,932 $57,997 $56,170 $122,550
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8.82 $ 8.62 $ 8.49 $ 7.97 $ 9.95 $ 10.18
Investment
activities
Net investment
income
(1)(2)
0.28 0.54 0.55 0.53 0.46 0.45
Net realized and
unrealized gain/
loss (0.13) 0.22 0.13 0.52 (1.65) (0.16)
Total from
investment
activities 0.15 0.76 0.68 1.05 (1.19) 0.29
Distributions
Net investment
income (0.27) (0.56) (0.55) (0.43) (0.47) (0.44)
Net realized gain — — — — (0.32) (0.08)
Tax return of
capital — — — (0.10) — —
Total distributions (0.27) (0.56) (0.55) (0.53) (0.79) (0.52)
NET ASSET
VALUE
End of period $ 8.70 $ 8.82 $ 8.62 $ 8.49 $ 7.97 $ 9.95

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1.78% 9.07% 8.28% 13.69% (12.11)% 2.84%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2.54%
(4)
2.34% 1.59% 1.28% 1.25% 1.24%
Net expenses
after waivers/
payments by
Price Associates 0.96%
(4)
0.96% 0.96% 0.97% 0.96% 0.99%
Net investment
income 6.37%
(4)
6.26% 6.47% 6.54% 5.26% 4.41%
Portfolio turnover
rate 51.5% 57.8% 45.6% 51.7% 45.2% 63.2%
Net assets, end
of period (in
thousands) $115 $125 $272 $321 $331 $614
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8.81 $ 8.61 $ 8.48 $ 7.96 $ 9.94 $ 10.16
Investment
activities
Net investment
income
(1)(2)
0.29 0.58 0.58 0.56 0.50 0.48
Net realized and
unrealized gain/
loss (0.12) 0.21 0.13 0.52 (1.66) (0.14)
Total from
investment
activities 0.17 0.79 0.71 1.08 (1.16) 0.34
Distributions
Net investment
income (0.29) (0.59) (0.58) (0.45) (0.50) (0.48)
Net realized gain — — — — (0.32) (0.08)
Tax return of
capital — — — (0.11) — —
Total distributions (0.29) (0.59) (0.58) (0.56) (0.82) (0.56)
NET ASSET
VALUE
End of period $ 8.69 $ 8.81 $ 8.61 $ 8.48 $ 7.96 $ 9.94

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1.96% 9.46% 8.67% 14.10% (11.81)% 3.32%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.62%
(4)
0.62% 0.65% 0.69% 0.69% 0.72%
Net expenses
after waivers/
payments by
Price Associates 0.60%
(4)
0.60% 0.61% 0.61% 0.61% 0.62%
Net investment
income 6.69%
(4)
6.62% 6.79% 6.92% 5.72% 4.74%
Portfolio turnover
rate 51.5% 57.8% 45.6% 51.7% 45.2% 63.2%
Net assets, end
of period (in
thousands) $424,072 $533,552 $454,651 $242,717 $203,565 $167,274
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global High Income Bond Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Corporate Bonds 0.8%
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 4,355,000 4,666
Total Argentina (Cost $4,404) 4,666
AUSTRALIA 0.2%
Bank Loans 0.2% (2)
Insignia Financial, FRN, 3M TSFR + 4.50%, 8.164%, 4/11/33
(USD)  1,280,000 1,274
Total Australia (Cost $1,261) 1,274
AUSTRIA 0.7%
Corporate Bonds 0.7%
Benteler International, 7.25%, 6/15/31  3,305,000 4,007
Total Austria (Cost $3,814) 4,007
BRAZIL 2.1%
Corporate Bonds 2.1%
FS Luxembourg, 8.625%, 6/25/33 (USD)  600,000 570
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 1,873,000 1,929
Globo Comunicacao e Participacoes , 5.50%, 1/14/32
(USD) (1) 4,655,000 4,578
Petrobras Global Finance, 6.50%, 7/3/33 (USD)  3,030,000 3,112
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (1)(3)(4) 1,410,000 779
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1)(3)(4) 1,935,000 1,074
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1)(3)(4) 2,020,000 1,114
Total Brazil (Cost $14,553) 13,156
CANADA 2.0%
Common Stocks 0.2%
Bausch + Lomb (USD) (4) 61,989 1,026
1,026
Corporate Bonds 1.7%
Jones Deslauriers Insurance Management, 7.25%,
10/1/33 (1) 3,430,000 2,360

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Rogers Communications, VR, 7.125%, 4/15/55 (USD) (5) 4,035,000 4,152
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (5) 3,535,000 3,695
10,207
Preferred Stocks 0.1%
Navacord , Class A, Acquisition Date: 1/30/26, Cost $996 (4)
(6)(7) 1,376 946
946
Total Canada (Cost $12,265) 12,179
CHILE 1.3%
Corporate Bonds 1.3%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(5) 1,110,000 1,162
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 3,450,000 3,567
Banco de Credito e Inversiones , VR, 7.50% (USD) (1)(5)(8) 2,800,000 2,962
Total Chile (Cost $7,548) 7,691
COLOMBIA 0.5%
Corporate Bonds 0.5%
Ecopetrol , 4.625%, 11/2/31 (USD)  945,000 868
Ecopetrol , 5.875%, 5/28/45 (USD)  625,000 515
Ecopetrol , 8.375%, 1/19/36 (USD)  1,730,000 1,872
Total Colombia (Cost $2,945) 3,255
CYPRUS 0.2%
Corporate Bonds 0.2%
ASG Finance, 9.75%, 5/15/29 (USD)  1,710,000 1,420
Total Cyprus (Cost $1,614) 1,420
FRANCE 5.0%
Corporate Bonds 5.0%
Altice France, 4.75%, 10/15/30  1,534,091 1,707
Altice France, 5.625%, 7/15/32 (1) 365,854 411
Altice France, 5.625%, 7/15/32  138,563 156
Altice France, 7.25%, 11/1/29 (1) 617,938 712
Altice France, 7.25%, 11/1/29  4,949 6

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banijay Gaming, 5.125%, 12/10/31 (1) 2,795,000 3,241
CAB SELAS, 7.75%, 8/9/31 (1) 2,540,000 2,899
CMA CGM, 4.875%, 1/15/32 (1) 2,130,000 2,426
CMA CGM, 4.875%, 1/15/32  1,745,000 1,987
Forvia , 5.375%, 3/15/31 (1) 1,145,000 1,337
Forvia , 5.50%, 6/15/31  2,520,000 2,948
Iliad Holding, 7.00%, 4/15/32 (USD)  950,000 967
Iliad Holding, 8.50%, 4/15/31 (USD) (1) 3,330,000 3,528
IPD 3, 5.50%, 6/15/31  3,425,000 3,816
IPD 3, FRN, 3M EURIBOR + 3.375%, 5.776%, 6/15/31  853,000 968
Opal Bidco , 5.50%, 3/31/32 (1) 2,975,000 3,498
Opal Bidco , 5.50%, 3/31/32  270,000 317
Total France (Cost $30,678) 30,924
GAMBIA 0.3%
Corporate Bonds 0.3%
Africell Holding, 10.50%, 10/23/29 (USD)  1,495,000 1,540
Total Gambia (Cost $1,501) 1,540
GERMANY 3.6%
Corporate Bonds 3.6%
alstria , 5.50%, 3/20/31  2,900,000 3,314
Deutsche Bank, VR, 6.75% (5)(8) 2,600,000 3,038
Grand City Properties Finance, VR, 4.75% (5)(8) 2,420,000 2,678
IHO Verwaltungs , 7.375%, 5/15/33 (7.375% Cash or 8.125%
PIK) (1)(9) 4,045,000 4,206
TUI Cruises, 5.00%, 5/15/30 (1) 1,740,000 2,016
TUI Cruises, 5.00%, 5/15/30  550,000 637
TUI Cruises, 6.25%, 4/15/29  1,245,000 1,465
ZF North America Capital, 6.875%, 4/23/32 (USD) (1) 3,020,000 2,971
ZF North America Capital, 7.125%, 4/14/30 (USD) (1) 1,935,000 1,947
Total Germany (Cost $22,004) 22,272
GREECE 0.3%
Corporate Bonds 0.3%
United Group, 6.25%, 1/31/32 (1) 1,090,000 1,278
United Group, 6.25%, 1/31/32  240,000 282
Total Greece (Cost $1,558) 1,560

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IRELAND 0.2%
Corporate Bonds 0.2%
Virgin Media O2 Vendor Financing Notes VI, 8.50%, 3/15/33
(USD) (1) 1,625,000 1,307
Total Ireland (Cost $1,623) 1,307
ITALY 2.4%
Corporate Bonds 2.4%
Fibercop , 4.75%, 6/30/30  2,310,000 2,691
Fibercop , 7.20%, 7/18/36 (USD) (1) 715,000 736
Gg12, 6.25%, 4/28/33 (1) 450,000 526
Gg12, 6.25%, 4/28/33  3,020,000 3,529
Gg12, FRN, 3M EURIBOR + 4.00%, 6.163%, 4/28/33 (1) 315,000 365
IMA Industria Macchine Automatiche , FRN, 3M EURIBOR +
3.75%, 5.954%, 4/15/29 (1) 2,050,000 2,367
Itelyum Regeneration, 5.75%, 4/15/30 (1) 3,485,000 4,032
Itelyum Regeneration, 5.75%, 4/15/30  580,000 671
Total Italy (Cost $14,538) 14,917
JAPAN 0.3%
Corporate Bonds 0.3%
Nissan Motor, 4.81%, 9/17/30 (USD) (1) 610,000 568
Nissan Motor, 6.375%, 7/17/33 (EUR)  1,125,000 1,313
Total Japan (Cost $1,916) 1,881
LUXEMBOURG 1.9%
Corporate Bonds 1.9%
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (1)(9) 3,480,000 4,031
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (9) 500,000 579
INEOS Finance, 6.375%, 4/15/29  1,778,000 1,996
INEOS Finance, 7.25%, 3/31/31  1,330,000 1,447
INEOS Finance, 7.875%, 11/15/31 (1) 440,000 484
INEOS Finance, 7.875%, 11/15/31  520,000 572
Maxam Prill , 7.75%, 7/15/30 (USD) (1) 2,640,000 2,719
Total Luxembourg (Cost $11,851) 11,828

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MADAGASCAR 0.8%
Corporate Bonds 0.8%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 4,670,000 4,742
Total Madagascar (Cost $4,650) 4,742
MEXICO 4.6%
Corporate Bonds 4.6%
Banco Mercantil del Norte, VR, 8.375% (USD) (5)(8) 850,000 870
Banco Mercantil del Norte, VR, 8.375% (USD) (5)(8) 3,270,000 3,386
Banco Nacional de Mexico, VR, 6.697%, 8/7/36 (USD) (1)(5) 2,335,000 2,304
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(5) 2,050,000 2,188
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(5) 2,060,000 2,231
Petroleos Mexicanos , 5.95%, 1/28/31 (USD)  1,450,000 1,435
Petroleos Mexicanos , 6.70%, 2/16/32 (USD)  4,200,000 4,241
Petroleos Mexicanos , 6.75%, 9/21/47 (USD)  625,000 535
Petroleos Mexicanos , 7.69%, 1/23/50 (USD)  4,465,000 4,167
Petroleos Mexicanos , 10.00%, 2/7/33 (USD)  3,525,000 4,154
Saavi Energia , 8.875%, 2/10/35 (USD) (1) 2,670,000 2,923
Total Mexico (Cost $26,881) 28,434
NETHERLANDS 1.0%
Corporate Bonds 1.0%
Trivium Packaging Finance, 6.625%, 7/15/30 (1) 1,810,000 2,162
Trivium Packaging Finance, 6.625%, 7/15/30  1,850,000 2,209
VZ Secured Financing, 5.00%, 1/15/32 (USD)  725,000 635
Ziggo Bond, 3.375%, 2/28/30  1,350,000 1,378
Total Netherlands (Cost $6,272) 6,384
PAKISTAN 0.9%
Corporate Bonds 0.9%
Veon Midco, 6.95%, 6/1/31 (USD) (1) 4,065,000 4,068
Veon Midco, 9.00%, 7/15/29 (USD) (1) 1,345,000 1,412
Total Pakistan (Cost $5,410) 5,480

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 0.6%
Corporate Bonds 0.6%
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 3,395,000 3,443
Total Panama (Cost $3,395) 3,443
ROMANIA 0.7%
Corporate Bonds 0.7%
Banca Transilvania , VR, 7.125% (EUR) (5)(8) 3,470,000 4,106
Total Romania (Cost $4,132) 4,106
SOUTH AFRICA 1.5%
Corporate Bonds 1.5%
Absa Group, VR, 6.625%, 6/8/36 (USD) (5) 5,050,000 5,143
Liquid Telecommunications Financing, 10.75%, 4/14/31
(USD) (1) 1,895,000 1,962
Sasol Financing USA, 8.75%, 5/3/29 (USD)  2,090,000 2,189
Total South Africa (Cost $9,189) 9,294
SPAIN 0.2%
Corporate Bonds 0.2%
Eroski S Coop, 5.75%, 5/15/31 (1) 1,205,000 1,434
Total Spain (Cost $1,391) 1,434
TANZANIA 0.6%
Corporate Bonds 0.6%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,700,000 3,798
Total Tanzania (Cost $3,715) 3,798
TÜRKIYE 0.9%
Corporate Bonds 0.9%
Akbank , VR, 7.875%, 9/4/35 (USD) (5) 5,275,000 5,304
Total Türkiye (Cost $5,402) 5,304

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 5.2%
Corporate Bonds 5.2%
Arqiva Broadcast Finance, 8.625%, 7/1/30  3,080,000 3,568
Barclays, VR, 7.625% (USD) (5)(8) 3,640,000 3,798
Bellis Acquisition, 8.125%, 5/14/30  3,075,000 3,831
Biffa Group Holdings, 7.375%, 6/15/31  895,000 1,197
Biffa Group Holdings, 7.38%, 6/15/31 (1) 2,630,000 3,516
Boots Group Finco , 5.375%, 8/31/32 (EUR) (1) 535,000 626
Boots Group Finco , 7.375%, 8/31/32  2,320,000 3,175
Jerrold Finco , 7.50%, 6/15/31  2,235,000 3,011
Jerrold Finco , 8.50%, 7/15/32 (1) 210,000 280
Jerrold Finco , 8.50%, 7/15/32  460,000 614
Kane Bidco , 7.75%, 7/15/31  1,410,000 1,891
Miller Homes Group Finco , 7.00%, 5/15/29  2,215,000 2,918
PCC Global, 8.25%, 11/15/30 (EUR)  1,915,000 1,751
Virgin Media Secured Finance, 4.125%, 8/15/30  480,000 547
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,311
Total United Kingdom (Cost $33,418) 32,034
UNITED STATES 57.5%
Bank Loans 10.4% (2)
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 8.644%,
10/31/31  3,775,206 2,759
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
10.639%, 1/4/29  1,439,554 1,442
Asurion, FRN, 3M TSFR + 5.25%, 9.175%, 1/20/29 (10) 2,322,325 2,292
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.894%,
2/16/32  1,030,000 1,018
Bausch + Lomb, FRN, 1M TSFR + 3.75%, 7.394%, 1/15/31  2,193,918 2,197
Calcasieu Pass Funding, FRN, 6M TSFR + 3.25%, 6.954%,
4/11/33 (10) 2,362,499 2,367
CMG Media, FRN, 3M TSFR + 3.50%, 7.332%, 6/18/29  1,233,448 1,112
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 8.894%, 7/8/30 (10) 3,680,324 3,224
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.25%,
4/15/27  1,722,441 1,206
Discovery Global Holdings, FRN, 1M TSFR + 2.50%, 6.144%,
6/3/33  4,452,692 4,452
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.994%, 5/21/29  4,342,726 4,340
Galileo Parent, FRN, 6M TSFR + 4.50%, 8.208%, 3/3/33  3,530,000 3,539
Hopper Merger Sub, FRN, 3M TSFR + 5.00%, 8.745%, 1/5/34  2,975,000 2,929

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
iHeartCommunications , FRN, 1M TSFR + 5.78%, 9.533%,
5/1/29  2,443,797 2,327
McAfee, FRN, 1M TSFR + 3.00%, 6.644%, 3/1/29 (10) 1,757,345 1,555
Men's Wearhouse, FRN, 3M TSFR + 5.75%, 9.414%, 1/28/31  1,466,032 1,477
Merlin Buyer, FRN, 3M TSFR + 4.00%, 7.732%, 4/15/33 (10) 1,382,800 1,385
Mermaid Bidco , FRN, 3M TSFR + 3.25%, 6.908%, 7/3/31 (10) 3,194,773 3,088
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.644%,
7/2/31  1,157,589 1,120
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.894%,
7/2/32  2,260,000 2,177
Renaissance Holdings, FRN, 3M TSFR + 4.00%, 7.663%,
4/5/30  4,082,970 3,221
Resilience Parent, FRN, 3M TSFR + 2.50%, 6.232%, 2/28/33  1,330,000 1,327
Resilience Parent, FRN, 3M TSFR + 5.25%, 8.982%,
2/27/34 (6) 2,625,000 2,599
Skopima Consilio Parent, FRN, 1M TSFR + 3.75%,
5/17/28 (10) 420,000 345
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 7.667%,
1/27/33  2,850,000 2,851
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.758%, 6/28/28  4,397,898 4,313
White Cap Supply Holdings, FRN, 1M TSFR + 3.50%,
7.144%, 2/10/33 (10) 3,220,000 3,205
63,867
Corporate Bonds 46.2%
1261229 B.C., 10.00%, 4/15/32 (1) 4,625,000 4,682
Advance Auto Parts, 7.00%, 8/1/30 (1) 1,345,000 1,380
Advance Auto Parts, 7.375%, 8/1/33 (1) 3,565,000 3,692
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 1,190,000 1,209
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 1,510,000 1,500
AmeriGas Partners, 9.375%, 6/1/28 (1) 583,000 596
AmeriGas Partners, 9.50%, 6/1/30 (1) 2,060,000 2,210
Asurion, 8.375%, 2/1/34 (1) 2,860,000 2,651
AthenaHealth Group, 6.50%, 2/15/30 (1) 4,225,000 4,051
Avis Budget Finance, 7.25%, 7/31/30 (EUR)  2,790,000 3,252
Bond U.S. Bidco 1, 6.50%, 6/15/33 (EUR) (1) 820,000 945
Bond U.S. Bidco 1, 7.125%, 6/15/33 (1) 2,260,000 2,283
California Buyer, 5.625%, 2/15/32 (EUR) (1) 2,080,000 2,412
California Buyer, 5.625%, 2/15/32 (EUR)  620,000 719
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(9) 3,269,404 3,608
CCO Holdings, 4.25%, 2/1/31 (1) 2,115,000 1,905
CCO Holdings, 7.00%, 2/1/33 (1) 2,565,000 2,513
CHS, 5.25%, 5/15/30 (1) 665,000 627
CHS, 6.125%, 4/1/30 (1) 2,340,000 2,099

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHS, 6.875%, 4/15/29 (1) 1,100,000 1,082
CHS, 10.875%, 1/15/32 (1) 848,000 914
Clarivate Science Holdings, 4.875%, 7/1/29  3,895,000 3,485
Cloud Software Group, 8.25%, 6/30/32 (1) 2,370,000 2,219
Cloud Software Group, 9.00%, 9/30/29 (1) 1,620,000 1,573
CMG Media, 8.875%, 6/18/29 (1) 1,425,000 1,047
Cobra AcquisitionCo , 6.375%, 11/1/29 (1) 1,855,000 1,575
Cobra AcquisitionCo , 12.25%, 11/1/29 (1) 1,590,000 1,585
Comstock Resources, 6.75%, 3/1/29 (1) 3,075,000 3,026
CP Atlas Buyer, 9.75%, 7/15/30 (1) 1,015,000 976
CRC Insurance Group, 7.125%, 6/1/31 (1) 2,535,000 2,526
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,362
Crescent Energy Finance, 7.875%, 4/15/32 (1) 1,210,000 1,225
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 497
CVS Health, VR, 6.75%, 12/10/54 (5) 3,720,000 3,874
Cyprium , 6.125%, 4/15/31 (1) 1,220,000 1,221
Cyprium , 6.375%, 4/15/34 (1) 1,935,000 1,931
Directv Financing, 10.00%, 2/15/31 (1) 2,750,000 2,857
Discovery Global Holdings, 5.05%, 3/15/42  4,325,000 3,166
DISH DBS, 5.75%, 12/1/28 (1) 1,438,000 1,394
DISH DBS, 7.375%, 7/1/28  585,000 562
DISH Network, 11.75%, 11/15/27 (1) 995,000 1,023
EchoStar, 10.75%, 11/30/29  1,160,000 1,254
Edged Compute, 7.50%, 4/30/31 (1) 3,235,000 3,153
Ferrellgas, 5.875%, 4/1/29 (1) 1,635,000 1,591
Ferrellgas, 9.25%, 1/15/31 (1) 1,965,000 2,070
Flash Compute, 7.25%, 12/31/30 (1) 3,074,000 3,162
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 4,000,000 4,069
Getty Images, 10.50%, 11/15/30 (1) 3,825,000 3,190
Getty Images, 11.25%, 2/21/30 (1) 925,000 762
HA Sustainable Infrastructure Capital, VR, 7.125%,
11/15/56 (5) 2,184,000 2,215
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (5) 2,834,000 2,996
Hightower Holding, 9.125%, 1/31/30 (1) 2,105,000 2,194
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,410
Hilcorp Energy I, 6.00%, 2/1/31 (1) 5,000 5
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,108
Hilcorp Energy I, 6.875%, 5/15/34 (1) 930,000 905
Hilcorp Energy I, 8.375%, 11/1/33 (1) 415,000 432
Jane Street Group, 6.125%, 11/1/32 (1) 4,915,000 4,912
Jane Street Group, 6.75%, 5/1/33 (1) 1,740,000 1,788
Level 3 Financing, 6.875%, 6/30/33 (1) 2,000,000 2,054
Level 3 Financing, 7.50%, 2/15/37 (1) 1,770,000 1,818

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LifePoint Health, 5.375%, 1/15/29 (1) 1,405,000 1,349
LifePoint Health, 8.375%, 2/15/32 (1) 1,485,000 1,546
LifePoint Health, 10.00%, 6/1/32 (1) 1,440,000 1,435
McAfee, 7.375%, 2/15/30 (1) 1,990,000 1,691
Men's Wearhouse, 9.00%, 2/1/31 (1) 1,911,000 2,030
Meridian Arc Holdco, 6.25%, 4/30/31 (1) 3,818,000 3,825
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 4,565,000 4,454
Midcontinent Communications, 8.00%, 8/15/32 (1) 2,380,000 2,091
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (1) 1,630,000 1,614
MIWD Holdco II, 5.50%, 2/1/30 (1) 1,710,000 1,611
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 1,008
MPT Operating Partnership, 5.00%, 10/15/27  1,950,000 1,891
MPT Operating Partnership, 7.00%, 2/15/32 (EUR)  1,640,000 1,886
National Mentor Holdings, 10.50%, 12/15/30 (1) 3,540,000 3,732
Navient, 5.625%, 8/1/33  3,860,000 3,189
Navient, 7.875%, 6/15/32  5,000 5
Navient, 9.375%, 7/25/30  1,510,000 1,534
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 4,070,000 4,217
Newell Brands, 6.625%, 9/15/29  1,616,000 1,644
Newell Brands, STEP, 7.50%, 4/1/46  1,220,000 1,138
NGL Energy Operating, 8.375%, 2/15/32 (1) 3,870,000 4,030
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 1,600,000 1,573
OAK-Eagle Acquireco , 6.25%, 7/1/33 (EUR) (1) 1,520,000 1,816
OAK-Eagle Acquireco , 6.25%, 7/1/33 (EUR)  355,000 424
OAK-Eagle Acquireco , 8.75%, 7/1/34 (1) 1,175,000 1,247
OneMain Finance, 6.75%, 9/15/33  1,980,000 1,961
OneMain Finance, 7.125%, 11/15/31  1,865,000 1,897
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%,
4/17/32 (1) 4,200,000 3,814
Petco Health & Wellness, 8.25%, 2/1/31 (1) 4,465,000 4,497
PetSmart, 7.50%, 9/15/32 (1) 4,465,000 4,466
PG&E, VR, 6.85%, 9/15/56 (5) 4,150,000 4,136
PR RNO Property Owner 1, 6.50%, 5/1/31 (1) 4,465,000 4,459
Radiology Partners, 8.50%, 7/15/32 (1) 2,474,000 2,591
Radiology Partners, 9.781%, 2/15/30 (PIK 9.781%) (1)(9) 705,000 700
Rivian Holdings, 10.00%, 1/15/31 (1) 3,820,000 3,802
Rocket, 6.375%, 8/1/33 (1) 3,540,000 3,601
Rocket, 6.50%, 6/15/34 (1) 796,000 816
Seadrill Finance, 8.375%, 8/1/30 (1) 3,394,000 3,546
Shift4 Payments, 5.50%, 5/15/33 (EUR) (1) 2,690,000 2,999
Shift4 Payments, 5.50%, 5/15/33 (EUR)  1,560,000 1,739
Six Flags Entertainment, 7.25%, 5/15/31 (1) 2,565,000 2,550
Six Flags Entertainment, 8.625%, 1/15/32 (1) 1,855,000 1,911

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SM Energy, 9.625%, 6/15/33 (1) 3,195,000 3,502
Stagwell Global, 5.625%, 8/15/29 (1) 4,910,000 4,736
Sword Purchaser, 7.25%, 4/15/33 (EUR) (1) 1,655,000 1,982
Sword Purchaser, 7.25%, 4/15/33 (EUR)  215,000 258
Sword Purchaser, 8.25%, 4/15/33 (1) 1,585,000 1,639
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  2,525,000 3,376
Transocean Aquila, 8.00%, 9/30/28 (1) 1,295,385 1,323
Transocean International, 7.875%, 10/15/32 (1) 5,000 5
Transocean International, 8.50%, 5/15/31 (1) 2,635,000 2,735
UGI International, 5.00%, 6/1/31 (EUR) (1) 1,820,000 2,121
UKG, 6.875%, 2/1/31 (1) 3,875,000 3,762
Univision Communications, 7.375%, 6/30/30 (1) 2,035,000 2,040
Univision Communications, 9.375%, 8/1/32 (1) 1,695,000 1,723
UWM Holdings, 6.25%, 3/15/31 (1) 1,290,000 1,148
UWM Holdings, 6.625%, 2/1/30 (1) 3,070,000 2,858
Venture Global LNG, VR, 9.00% (1)(5)(8) 3,800,000 3,701
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 1,120,000 1,167
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 900,000 988
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 760,000 852
Vistra , VR, 8.00% (1)(5)(8) 845,000 851
Wayfair, 7.125%, 5/31/34 (1) 1,425,000 1,465
WR Grace Holdings, 5.625%, 8/15/29 (1) 1,325,000 1,246
WR Grace Holdings, 7.00%, 8/1/33 (1) 884,000 862
WR Grace Holdings, 7.375%, 3/1/31 (1) 1,995,000 2,003
WS Escrow, 7.75%, 6/1/33 (1) 2,465,000 2,530
WULF Compute, 7.75%, 10/15/30 (1) 3,065,000 3,217
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 2,265,000 2,384
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1) 2,245,000 2,408
Yondr JK 1, 6.875%, 6/30/31 (1) 3,065,000 3,072
283,961
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 5,570,139 4,003
4,003
Preferred Stocks 0.3%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $2,054 (4)(6)(7) 2,085 2,075
2,075
Total United States (Cost $353,315) 353,906

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 1.1%
Corporate Bonds 1.1%
Ipoteka -Bank ATIB, 6.45%, 10/9/30 (USD)  3,870,000 3,906
JSCB Agrobank , 9.25%, 10/2/29 (USD)  2,575,000 2,791
Total Uzbekistan (Cost $6,699) 6,697
ZAMBIA 0.5%
Corporate Bonds 0.5%
First Quantum Minerals, 7.25%, 2/15/34 (USD)  2,900,000 2,975
Total Zambia (Cost $2,964) 2,975
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 3.69% (12)(13) 11,308,954 11,309
Total Short-Term Investments (Cost $11,309) 11,309
Total Investments in Securities
99.7% of Net Assets
(Cost $612,215) $ 613,217
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $346,548 and represents 56.3% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(4) Non-income producing
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,021 and represents 0.5% of net assets.
(8) Perpetual security with no stated maturity date.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) All or a portion of this loan is unsettled as of June 30, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Carvana, B3*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 28 3 2 1
JPMorgan Chase, Protection
Sold (Relevant Credit: Carvana, B3*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 28 3 2 1
Total United States 4 2
Total Bilateral Credit Default Swaps, Protection
Sold 4 2
Total Bilateral Swaps 4 2
* Credit ratings as of June 30, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 7/2/26 USD 28,196 GBP 21,020 $ 315
BNY Mellon 8/4/26 USD 4,291 EUR 3,755 (6)
Deutsche Bank 7/2/26 GBP 19,076 USD 25,239 64
Deutsche Bank 8/4/26 USD 25,239 GBP 19,076 (64)
HSBC Bank 7/2/26 USD 3,374 CAD 4,648 96
HSBC Bank 7/2/26 USD 105,953 EUR 90,865 2,121
JPMorgan Chase 7/2/26 EUR 831 USD 943 6
JPMorgan Chase 7/2/26 USD 6,565 EUR 5,670 86
JPMorgan Chase 7/2/26 USD 1,449 GBP 1,079 18
JPMorgan Chase 8/4/26 USD 2,335 EUR 2,046 (5)
JPMorgan Chase 8/4/26 USD 623 GBP 470 (1)
Morgan Stanley 7/2/26 USD 4,346 EUR 3,735 79
RBC Dominion
Securities 7/2/26 CAD 4,648 USD 3,265 13
RBC Dominion
Securities 8/5/26 USD 3,270 CAD 4,648 (13)
Societe Generale 7/2/26 EUR 2,366 USD 2,732 (28)
Societe Generale 7/2/26 GBP 3,023 USD 4,038 (29)
Standard Chartered 7/2/26 EUR 89,606 USD 102,166 226
Standard Chartered 8/4/26 USD 102,303 EUR 89,606 (230)
Wells Fargo 7/2/26 EUR 7,467 USD 8,599 (67)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,581

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ —# $ — $ 397+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 16,321  ¤  ¤ $ 11,309^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $397 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,309.

T. ROWE PRICE Global High Income Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $612,215) $ 613,217
Interest receivable 9,948
Cash 5,941
Unrealized gain on forward currency exchange contracts 3,024
Receivable for shares sold 2,406
Receivable for investment securities sold 1,385
Foreign currency (cost $21) 21
Bilateral swap premiums paid 4
Unrealized gain on bilateral swaps 2
Other assets 47
Total assets 635,995
Liabilities
Payable for investment securities purchased 18,905
Unrealized loss on forward currency exchange contracts 443
Payable for shares redeemed 396
Investment management fees payable 281
Due to affiliates 6
Other liabilities 771
Total liabilities 20,802
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 615,193
Net Assets Consist of:
Total distributable earnings (loss) $ (42,971)
Paid-in capital applicable to 70,773,522 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 658,164
NET ASSETS $ 615,193
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $191,006; Shares outstanding: 21,963,291) $ 8.70
Advisor Class
(Net assets: $115; Shares outstanding: 13,249) $ 8.70
I Class
(Net assets: $424,072; Shares outstanding: 48,796,982) $ 8.69

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest $ 23,221
Dividend 467
Total income 23,688
Expenses
Investment management 1,794
Shareholder servicing
Investor Class $ 189
Advisor Class 1
I Class 20 210
Prospectus and shareholder reports
Investor Class 4
I Class 3 7
Custody and accounting 126
Registration 38
Legal and audit 22
Directors 1
Miscellaneous 12
Waived / paid by Price Associates (109)
Total expenses 2,101
Net investment income 21,587

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (2,285)
Swaps 1
Forward currency exchange contracts 414
Foreign currency transactions (83)
Net realized loss (1,953)
Change in net unrealized gain / loss
Securities (15,487)
Swaps (1)
Forward currency exchange contracts 4,951
Other assets and liabilities denominated in foreign currencies (49)
Change in net unrealized gain / loss (10,586)
Net realized and unrealized gain / loss (12,539)
INCREASE IN NET ASSETS FROM OPERATIONS $ 9,048

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 21,587 $ 43,386
Net realized loss (1,953) (6,045)
Change in net unrealized gain / loss (10,586) 21,540
Increase in net assets from operations 9,048 58,881
Distributions to shareholders
Net earnings
Investor Class (6,321) (10,273)
Advisor Class (4) (10)
I Class (15,246) (34,225)
Decrease in net assets from distributions (21,571) (44,508)
Capital share transactions
*
Shares sold
Investor Class 38,876 113,471
Advisor Class – 39
I Class 174,626 102,740
Distributions reinvested
Investor Class 6,119 9,970
Advisor Class 4 10
I Class 13,417 32,473
Shares redeemed
Investor Class (45,749) (57,164)
Advisor Class (12) (200)
I Class (287,796) (67,336)
Increase (decrease) in net assets from capital
share transactions (100,515) 134,003

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase (decrease) during period (113,038) 148,376
Beginning of period 728,231 579,855
End of period $ 615,193 $ 728,231
*Share information (000s)
Shares sold
Investor Class 4,437 12,993
Advisor Class – 4
I Class 20,032 11,786
Distributions reinvested
Investor Class 703 1,140
Advisor Class –
(1)
1
I Class 1,541 3,722
Shares redeemed
Investor Class (5,243) (6,563)
Advisor Class (1) (23)
I Class (33,339) (7,744)
Increase (decrease) in shares outstanding (11,870) 15,316
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Global High Income Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high income and, secondarily, capital appreciation. The fund has three classes of shares: the Global High
Income Bond Fund (Investor Class), the Global High Income Bond Fund–
Advisor Class (Advisor Class) and the Global High Income Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received

T. ROWE PRICE Global High Income Bond Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2026, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global High Income Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Global High Income Bond Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in
the
over-the-counter (OTC) market are valued at the
last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Global High Income Bond Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global High Income Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 532,720 $ — $ 532,720
Bank Loans — 62,542 2,599 65,141
Common Stocks 1,026 — — 1,026
Preferred Stocks — — 3,021 3,021
Short-Term Investments 11,309 — — 11,309
Total Securities 12,335 595,262 5,620 613,217
Swaps — 6 — 6
Forward Currency Exchange
Contracts — 3,024 — 3,024
Total $ 12,335 $ 598,292 $ 5,620 $ 616,247
Liabilities
Forward Currency Exchange
Contracts $ — $ 443 $ — $ 443
1
Includes
Corporate Bonds and Municipal Securities
.

T. ROWE PRICE Global High Income Bond Fund

establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 3,024
Credit derivatives Bilateral Swaps and Premiums 6
Total $ 3,030
Liabilities
Foreign exchange derivatives Forwards $ 443
Total $ 443

T. ROWE PRICE Global High Income Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives
$
414
$
—
$
414
Credit derivatives — 1 1
Total
$
414
$
1
$
415
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives
$
4,951
$
—
$
4,951
Credit derivatives
— (1) (1)
Total
$
4,951
$
(1)
$
4,950

T. ROWE PRICE Global High Income Bond Fund

or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of June 30, 2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $2,691,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the

T. ROWE PRICE Global High Income Bond Fund

contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 22% and 25% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments

T. ROWE PRICE Global High Income Bond Fund

are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2026, the notional amount of protection sold by the fund totaled $56,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Global High Income Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Global High Income Bond Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $327,065,000 and
$410,713,000, respectively, for the six months ended June 30, 2026.

T. ROWE PRICE Global High Income Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had
$21,834,000 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $612,224,000. Net unrealized gain aggregated
$3,609,000 at period-end, of which $14,936,000 related to appreciated investments and $11,327,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Global High Income Bond Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $656,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Global High Income Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for
Price Associates and $83,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 12,103,783 shares of the I Class, representing 25% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.96% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(63) $(1) $(45)

T. ROWE PRICE Global High Income Bond Fund

and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across

T. ROWE PRICE Global High Income Bond Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global High Income Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Global High Income Bond Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.

T. ROWE PRICE Global High Income Bond Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.

T. ROWE PRICE Global High Income Bond Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the fourth quintile
(Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other

T. ROWE PRICE Global High Income Bond Fund

domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F36-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026